Merger - Net Proceeds (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reverse Recapitalization [Abstract]
Cash - DPCM trust and cash, net of redemptions	$ 9,130
Cash - PIPE Investment	40,000
Less: Non-cash net liabilities assumed from DPCM and D-Wave Quantum Inc.	(16,378)
Less: Transaction costs	(14,017)	$ (6,528)	$ 0	$ 0
Net Merger and PIPE Investment	18,735
Add back: Non-cash net liabilities assumed from DPCM and D-Wave Quantum Inc.	16,378
Reverse Recapitalization, Accrued Transaction Costs	2,459
Net cash contribution from Merger and PIPE Investment	$ 37,572